UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7116

        Nuveen Michigan Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP)
	April 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 5.5% (3.6% of Total Investments)
$ 440	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series	11/15 at 100.00	BBB–	$445,139
	2005, 5.125%, 11/01/35
275	Grand Traverse Academy, Michigan, Public School Academy Revenue Bonds, Series 2007,	11/17 at 100.00	BBB–	275,226
	4.750%, 11/01/32
2,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AAA	2,086,260
	9/01/20 – AMBAC Insured (Alternative Minimum Tax)
3,500	Wayne State University, Michigan, General Revenue Bonds, Series 1999, 5.125%, 11/15/29 –	11/09 at 101.00	AAA	3,626,700
	FGIC Insured

6,215	Total Education and Civic Organizations			6,433,325

	Health Care – 12.0% (7.8% of Total Investments)
1,700	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A,	7/17 at 100.00	A	1,742,245
	5.000%, 7/15/37
4,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Mercy Mt. Clemens	5/09 at 101.00	AAA	4,180,680
	Corporation Obligated Group, Series 1999A, 5.750%, 5/15/29 – MBIA Insured
425	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	BBB	435,306
	2005, 5.000%, 5/15/25
325	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series	5/15 at 100.00	Baa1	332,007
	2005A, 5.000%, 5/15/26
3,700	Michigan State Hospital Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series	5/15 at 100.00	AAA	3,861,653
	2005, 5.000%, 11/15/36 – MBIA Insured (UB)
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
2,000	6.250%, 8/15/13	8/07 at 100.00	BB–	2,001,280
500	6.500%, 8/15/18	8/07 at 100.00	BB–	500,380
800	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB–	839,528
	Revenue Bonds, Series 2006, 5.375%, 6/01/26

13,450	Total Health Care			13,893,079

	Housing/Multifamily – 6.9% (4.5% of Total Investments)
920	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	4/12 at 102.00	Aaa	959,615
	Housing Revenue Bonds, Burkshire Pointe Apartments, Series 2002A, 5.400%, 10/20/32
	(Alternative Minimum Tax)
1,500	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Breton Village Green	10/07 at 100.00	AAA	1,501,695
	Project, Series 1993, 5.625%, 10/15/18 – FSA Insured
2,400	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Walled Lake Villa	10/07 at 100.00	AAA	2,457,528
	Project, Series 1993, 6.000%, 4/15/18 – FSA Insured
800	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AAA	830,104
	4/01/31 – FSA Insured (Alternative Minimum Tax)
	Mt. Clemens Housing Corporation, Michigan, FHA-Insured Section 8 Assisted Multifamily Housing
	Revenue Refunding Bonds, Clinton Place Project, Series 1992A:
725	6.600%, 6/01/13	6/07 at 100.00	AAA	726,037
1,500	6.600%, 6/01/22	6/07 at 100.00	AAA	1,552,065

7,845	Total Housing/Multifamily			8,027,044

	Long-Term Care – 0.6% (0.4% of Total Investments)
665	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan	5/15 at 100.00	N/R	682,749
	Obligated Group, Series 2005, 5.250%, 11/15/25

	Materials – 1.0% (0.6% of Total Investments)
1,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	1,077,332
	International Paper Company, Series 2004A, 4.800%, 11/01/18

	Tax Obligation/General – 39.4% (25.9% of Total Investments)
1,475	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,	11/13 at 100.00	AA	1,572,203
	Series 2003, 5.000%, 5/01/21
2,500	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General	5/11 at 100.00	AA	2,609,950
	Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/21
2,250	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/15 at 100.00	AAA	2,384,595
	Bonds, Series 2005, 5.000%, 5/01/26 – MBIA Insured
	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A:
1,815	6.000%, 5/01/20 – FGIC Insured	No Opt. Call	AAA	2,169,016
750	6.000%, 5/01/21 – FGIC Insured	No Opt. Call	AAA	901,118
2,500	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B,	5/13 at 100.00	AAA	2,625,425
	5.000%, 5/01/23 – FGIC Insured
2,665	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/24 – AMBAC Insured	4/14 at 100.00	AAA	2,853,735
7,000	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building	8/07 at 102.00	AAA	7,146,719
	Authority Stadium Bonds, Series 1997, 5.250%, 2/01/27 – FGIC Insured
1,650	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	AAA	1,769,576
	5.125%, 5/01/32 – MBIA Insured
2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003,	11/13 at 100.00	AA	2,107,660
	5.000%, 5/01/22
1,250	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 –	5/16 at 100.00	AAA	1,333,500
	FSA Insured
500	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004,	5/14 at 100.00	AA	531,215
	5.000%, 5/01/22
1,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A,	5/14 at 100.00	AAA	1,062,430
	5.000%, 5/01/21 – MBIA Insured
1,000	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	1,064,990
	Series 2005, 5.000%, 6/01/18 – FSA Insured
	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A:
1,000	5.250%, 5/01/20	5/13 at 100.00	AA	1,075,790
2,000	5.250%, 5/01/21	5/13 at 100.00	AA	2,151,580
1,050	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	AAA	1,117,589
	Series 2007, 5.000%, 5/01/36 – FSA Insured
1,100	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation	5/14 at 100.00	AAA	1,159,389
	Bonds, Series 2004, 5.000%, 5/01/25 – FSA Insured
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	AAA	1,059,130
	5/01/27 – FSA Insured
2,830	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	5/13 at 100.00	AA	3,041,344
	Refunding Bonds, Series 2003, 5.250%, 5/01/20
	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit
	Metropolitan Wayne County Airport, Series 2001A:
1,500	5.500%, 12/01/18 – MBIA Insured	12/11 at 101.00	AAA	1,616,010
4,270	5.000%, 12/01/30 – MBIA Insured	12/11 at 101.00	AAA	4,450,237

43,105	Total Tax Obligation/General			45,803,201

	Tax Obligation/Limited – 21.4% (14.1% of Total Investments)
2,880	Michigan Building Authority, Revenue Bonds, Series 2006IA, 5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	AAA	3,057,120
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I:
2,570	5.500%, 10/15/19	10/11 at 100.00	AA–	2,751,391
6,500	5.000%, 10/15/24	10/11 at 100.00	AA–	6,776,379
1,600	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	AAA	1,696,736
	10/15/30 – AMBAC Insured
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,000	5.000%, 10/15/22 – MBIA Insured	10/13 at 100.00	AAA	5,267,449
2,480	5.000%, 10/15/23 – MBIA Insured	10/13 at 100.00	AAA	2,612,655
1,500	Michigan, Comprehensive Transportation Revenue Refunding Bonds, Series 2001A, 5.000%,	11/11 at 100.00	AAA	1,573,530
	11/01/19 – FSA Insured
3,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	1,166,620
	0.000%, 7/01/32 – FGIC Insured

26,030	Total Tax Obligation/Limited			24,901,880

	U.S. Guaranteed – 36.0% (23.7% of Total Investments) (4)
1,000	Central Montcalm Public Schools, Montcalm and Ionia Counties, Michigan, General Obligation	5/09 at 100.00	AAA	1,040,110
	Unlimited Tax School Building and Site Bonds, Series 1999, 5.750%, 5/01/24 (Pre-refunded
	5/01/09) – MBIA Insured
1,375	Chippewa Valley Schools, Macomb County, Michigan, General Obligation Bonds, Series 2001,	5/11 at 100.00	AA (4)	1,442,238
	5.000%, 5/01/26 (Pre-refunded 5/01/11)
915	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	Aaa	992,446
	7/01/30 (Pre-refunded 7/01/15) – MBIA Insured
940	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	Aaa	1,006,007
	7/01/17 (Pre-refunded 7/01/13) – FSA Insured
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
1,385	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA	1,466,341
1,315	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA	1,394,321
2,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.875%, 7/01/27	1/10 at 101.00	AAA	2,128,940
	(Pre-refunded 1/01/10) – FGIC Insured
	Eastern Michigan University, General Revenue Bonds, Series 2003:
1,000	5.000%, 6/01/28 (Pre-refunded 6/01/13) – FGIC Insured	6/13 at 100.00	AAA	1,069,390
1,450	5.000%, 6/01/33 (Pre-refunded 6/01/13) – FGIC Insured	6/13 at 100.00	AAA	1,550,616
2,200	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds,	8/08 at 100.00	AAA	2,246,112
	Portage Health System Inc., Series 1998, 5.450%, 8/01/47 (Pre-refunded 8/01/08) – MBIA Insured
500	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004,	5/14 at 100.00	Aa3 (4)	538,340
	5.000%, 5/01/22 (Pre-refunded 5/01/14)
75	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3 (4)	81,105
	5/01/12 (ETM)
1,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2000I, 5.375%,	10/10 at 100.00	AA– (4)	1,582,080
	10/15/20 (Pre-refunded 10/15/10)
2,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit	11/09 at 101.00	AAA	2,667,550
	Group, Series 1999A, 6.125%, 11/15/26 (Pre-refunded 11/15/09)
4,300	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/09 at 101.00	A1 (4)	4,578,510
	Series 1999A, 6.000%, 11/15/24 (Pre-refunded 11/15/09)
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	1,644,060
	System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)
500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated	11/11 at 101.00	A+ (4)	543,140
	Group, Series 2001, 5.625%, 11/15/31 (Pre-refunded 11/15/11)
3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s	5/07 at 100.00	AAA	3,092,400
	Hospital, Series 1993A, 6.000%, 5/15/13 – AMBAC Insured (ETM)
1,240	Milan Area Schools, Washtenaw and Monroe Counties, Michigan, General Obligation Bonds, Series	5/10 at 100.00	AAA	1,308,150
	2000A, 5.625%, 5/01/16 (Pre-refunded 5/01/10) – FGIC Insured
1,000	Otsego Public Schools District, Allegan and Kalamazoo Counties, Michigan, General Obligation	5/14 at 100.00	AAA	1,076,680
	Bonds, Series 2004, 5.000%, 5/01/25 (Pre-refunded 5/01/14) – FSA Insured
2,515	Plainwell Community Schools, Allegan County, Michigan, General Obligation Bonds, Series 2002,	11/12 at 100.00	AA (4)	2,678,752
	5.000%, 5/01/28 (Pre-refunded 11/01/12)
265	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	273,835
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation	5/10 at 100.00	AAA	1,058,480
	Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded 5/01/10) – FGIC Insured
1,575	South Lyon Community Schools, Oakland, Washtenaw and Livingston Counties, Michigan, General	11/12 at 100.00	AAA	1,697,000
	Obligation Bonds, Series 2003, 5.250%, 5/01/22 (Pre-refunded 11/01/12) – FGIC Insured
1,425	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds,	5/14 at 100.00	AAA	1,556,029
	Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – MBIA Insured
2,950	West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds, Series	5/14 at 100.00	AAA	3,176,206
	2004, 5.000%, 5/01/22 (Pre-refunded 5/01/14) – FSA Insured

39,425	Total U.S. Guaranteed			41,888,838

	Utilities – 13.9% (9.1% of Total Investments)
1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	AAA	1,052,270
	5.250%, 1/01/27 – AMBAC Insured
925	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000,	No Opt. Call	A3	983,349
	6.000%, 5/01/12
1,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	1,050,000
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – MBIA Insured (Alternative
	Minimum Tax)
5,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A3	5,224,549
	Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29
3,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit	9/30 at 100.00	Aaa	3,111,930
	Edison Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) – AMBAC Insured
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	AAA	3,189,240
	Series 2002C, 5.450%, 12/15/32 – XLCA Insured (Alternative Minimum Tax)
1,500	Wyandotte, Michigan, Electric Revenue Refunding Bonds, Series 2002, 5.375%, 10/01/17 –	10/08 at 101.00	AAA	1,548,195
	MBIA Insured

15,425	Total Utilities			16,159,533

	Water and Sewer – 15.7% (10.3% of Total Investments)
3,500	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A,	7/16 at 100.00	AAA	3,698,800
	5.000%, 7/01/34 – FSA Insured
1,085	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	1,141,756
	7/01/30 – MBIA Insured
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AAA	1,780,650
	7/01/29 – FGIC Insured
1,120	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	1,194,827
	7/01/17 – FSA Insured
1,330	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	1,406,156
	MBIA Insured
8,460	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Series 2006, 5.000%,	11/16 at 100.00	Aaa	9,009,731
	11/01/31 – MBIA Insured (UB)

16,955	Total Water and Sewer			18,231,920

$ 170,205	Total Investments (cost $169,618,548) – 152.4%			177,098,901

	Floating Rate Obligations – (7.0)%			(8,105,000)

	Other Assets Less Liabilities – 2.8%			3,247,260

	Preferred Shares, at Liquidation Value – (48.2)%			(56,000,000)

	Net Assets Applicable to Common Shares – 100%			$116,241,161

Forward Swaps outstanding at April 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Goldman Sachs	$3,500,000	Pay	3-Month USD-LIBOR	5.375%	Semi-Annually	4/23/08	4/23/30	$(666)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At April 30, 2007, the cost of investments was $161,494,816.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$7,565,956
Depreciation	(62,812)

Net unrealized appreciation (depreciation) of investments	$7,503,144

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Michigan Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         June 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        June 29, 2007

* Print the name and title of each signing officer under his or her signature.